Condensed Consolidated Interim Statements of Comprehensive Income (Loss) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Expenses
Advertising and investor relations	$ 132,192	$ 156,068	$ 285,869	$ 271,132
Amortisation of intangible assets	20,345	47,103	89,294	143,407
Amortisation of office lease	64,457	31,103	156,117	51,840
Amortisation of pilot plant	1,096	3,906,410	206,732	11,249,269
Carbon Capture research & development				10,138
Consulting fees	931,472	1,262,673	2,500,787	2,024,676
Filing and transfer agent	167,678	365,613	365,771	552,233
Foreign exchange (gain)/loss	37,611	1,669,944	(5,191,389)	1,933,145
Management fees	554,832	1,484,715	1,579,136	2,224,949
Office and administration	820,246	696,073	2,458,865	1,924,468
Patent	188,676	91,017	657,001	327,177
Pilot plant operations	4,427,565	1,489,602	10,402,608	5,770,808
Preliminary economic assessment				87,130
Professional fees	238,977	940,955	1,625,207	1,623,826
Project investigation	161,442	310,104	1,299,896	885,964
Salary and wages	151,809		151,809
Share-based payments	43,664	1,323,477	1,135,413	2,510,322
Travel	174,105	52,174	333,678	177,801
Loss from operations before other items	(8,116,167)	(13,827,031)	(18,056,794)	(31,768,285)
Interest income	1,026,527	91,937	2,538,862	110,514
Interest and accretion expense	(10,972)	(5,890)	(21,469)	(10,106)
Net loss for the period	(7,100,612)	(13,740,984)	(15,539,401)	(31,667,877)
Other comprehensive income (loss)
Currency translation differences of foreign operations	22,675	(546,300)	2,489,273	386,954
Total comprehensive income (loss)	$ (7,077,937)	$ (14,287,284)	$ (13,050,128)	$ (31,280,923)
Weighted average number of common shares outstanding - basic	168,790,419	162,264,667	166,694,224	148,063,938
Weighted average number of common shares outstanding - diluted	168,790,419	162,264,667	166,694,224	148,063,938
Basic loss per share	$ (0.04)	$ (0.08)	$ (0.09)	$ (0.21)
Diluted loss per share	$ (0.04)	$ (0.08)	$ (0.09)	$ (0.21)